CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - Adjustments to financial Position (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CURRENT ASSETS [abstract]
Trade receivables	¥ 21,686		¥ 19,470	¥ 20,787
NON-CURRENT ASSETS [abstract]
Deferred tax assets	27,412	$ 3,987	25,518	25,509
CURRENT LIABILITIES [abstract]
Trade and accrued payables	32,686
Contract liabilities	2,036	296	2,909	0
Other payables and accrued liabilities	12,777		11,197	14,106
Taxes payable	15,701	2,284	6,610	6,701
NON-CURRENT LIABILITIES [abstract]
Deferred tax liabilities	3,178	462	3,304	3,303
NET ASSETS	417,365	$ 60,703	378,757	¥ 379,975
Without application of IFRS 15/HKFRS 15 [member]
CURRENT ASSETS [abstract]
Trade receivables	21,246
NON-CURRENT ASSETS [abstract]
Deferred tax assets	27,410
CURRENT LIABILITIES [abstract]
Trade and accrued payables	32,552
Contract liabilities	0
Other payables and accrued liabilities	14,813
Taxes payable	15,598
NON-CURRENT LIABILITIES [abstract]
Deferred tax liabilities	3,179
NET ASSETS	417,159
Impact of IFRS 15/HKFRS 15 application [member]
CURRENT ASSETS [abstract]
Trade receivables	(440)		(1,317)
NON-CURRENT ASSETS [abstract]
Deferred tax assets	(2)		9
CURRENT LIABILITIES [abstract]
Trade and accrued payables	(134)
Contract liabilities	(2,036)		0
Other payables and accrued liabilities	2,036		0
Taxes payable	(103)		(91)
NON-CURRENT LIABILITIES [abstract]
Deferred tax liabilities	1		1
NET ASSETS	¥ (206)		¥ (1,218)